Label	Element	Value
VIRTUS STRATEGIC ALLOCATION SERIES
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Virtus Strategic Allocation Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated February 29, 2024 to the Series’ Summary Prospectus and

Statutory Prospectus (together, the “Prospectuses”), each dated April 28, 2023, as supplemented

Important Notice to Investors

The Board of Trustees of Virtus Variable Insurance Trust (the “Trust”) has approved certain changes in the Series’ investment strategies that will result in the following changes to the disclosure in the Prospectuses, effective April 28, 2024:

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The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

Diversified across equity and fixed income securities, the Series’ tactical allocation approach seeks to generate a combination of capital appreciation and income. For the Series’ U.S. equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed by the Series’ subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the Series’ non-U.S. equity exposure, the subadviser’s investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

The Series invests in U.S. equity, non-U.S. equity and fixed income securities using a tactical allocation approach. Generally, the following percentages apply: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. equity securities and 35% to 60% invested in fixed income securities. The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield (“junk bonds”), bank loans (which are generally floating rate), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the Series’ fixed income allocation has a dollar-weighted average duration of between two and eight years. The Series may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries, and may invest in issuers of any size. Allocation percentages are measured at time of purchase.

Generally, the Series’ U.S. equity investments are in large market capitalization companies. As of the date of this Prospectus, the Series’ subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index on a rolling three-year basis. On this basis, as of September 30, 2023, the market capitalization range of companies included in the Russell 1000® Index was $67.5 million to $3.09 trillion. The Series’ non-U.S. equity investments are principally in small- and mid-capitalization companies. As of the date of this Prospectus, the Series’ equity subadviser considers small- and mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex USA SMID Cap Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the MSCI All Country World ex USA SMID Cap Index over the past three years was $0 to $40.4 billion.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.
VIRTUS STRATEGIC ALLOCATION SERIES | Equity Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk: The value of the stocks held by the Series may be negatively affected by the financial market, industries in which the Series invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.
VIRTUS STRATEGIC ALLOCATION SERIES | Foreign Investing Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Foreign Investing Risk: Investing in foreign securities subjects the Series to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.
VIRTUS STRATEGIC ALLOCATION SERIES | Emerging Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
VIRTUS STRATEGIC ALLOCATION SERIES | Credit Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.
VIRTUS STRATEGIC ALLOCATION SERIES | Interest Rate Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
VIRTUS STRATEGIC ALLOCATION SERIES | High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield/high-risk securities than investment grade securities.
VIRTUS STRATEGIC ALLOCATION SERIES | Mortgage-Backed and Asset-Backed Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed and Asset-Backed Securities Risk: Changes in interest rates may cause both extension and prepayment risks for mortgage-backed and asset-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Series.
VIRTUS STRATEGIC ALLOCATION SERIES | Market Volatility Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Market Volatility Risk: The value of the securities in the Series may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Series and its investments, including hampering the ability of the Series’ portfolio manager(s) to invest the Series’ assets as intended.
VIRTUS STRATEGIC ALLOCATION SERIES | Allocation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Allocation Risk: The risk that the Series’ exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.
VIRTUS STRATEGIC ALLOCATION SERIES | Bank Loan Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Bank Loan Risk: In addition to the risks typically associated with high-yield/high-risk fixed income securities, bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
VIRTUS STRATEGIC ALLOCATION SERIES | Currency Rate Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Series’ shares.
VIRTUS STRATEGIC ALLOCATION SERIES | Depositary Receipts Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the Series to the same risks as direct investments in securities of foreign issuers.
VIRTUS STRATEGIC ALLOCATION SERIES | Growth Stocks Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Growth Stocks Risk: The Series’ investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.
VIRTUS STRATEGIC ALLOCATION SERIES | Large Market Capitalization Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
VIRTUS STRATEGIC ALLOCATION SERIES | Long-Term Maturities/Durations Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Long-Term Maturities/Durations Risk: Debt instruments with longer maturities or durations may experience greater price fluctuations than instruments having shorter maturities or durations.
VIRTUS STRATEGIC ALLOCATION SERIES | Municipal Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk: Events negatively impacting a municipality, municipal security, or the municipal bond market in general, may cause the Series to decrease in value, perhaps significantly.
VIRTUS STRATEGIC ALLOCATION SERIES | Preferred Stocks Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Preferred Stocks Risk: Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.
VIRTUS STRATEGIC ALLOCATION SERIES | Redemption Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the Series, resulting in an adverse impact on remaining shareholders in the Series by causing the Series to take actions it would not otherwise have taken.
VIRTUS STRATEGIC ALLOCATION SERIES | Small and Medium Market Capitalization Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Small and Medium Market Capitalization Companies Risk: The Series’ investments in small and medium market capitalization companies may increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.
VIRTUS STRATEGIC ALLOCATION SERIES | U.S. Government Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk: U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the Series’ shares.